STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Volatility	120.00%		180.00%
Risk free interest rate	0.05%		0.13%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Volatility	191.00%	152.00%	138.00%	162.00%
Risk free interest rate	0.78%	0.27%
Maximum [Member]
Volatility	192.00%	158.00%	198.00%	181.00%
Risk free interest rate	1.52%	0.34%
Warrants [Member]
Volatility	110.00%	158.00%
Risk free interest rate	2.45%	0.14%
Life of Warrants	7 years	2 years
Life Of Warrants				5 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Warrants [Member] | Minimum [Member]
Volatility			120.00%	153.00%
Risk free interest rate			0.14%	0.19%
Life Of Warrants			2 years
Exercise Price			$ 6.00	$ 1.50
Warrants [Member] | Maximum [Member]
Exercise Price minimum	$ 4.25
Exercise Price maximum	$ 6.00	$ 9.00
Volatility	160.00%		158.00%	154.00%
Risk free interest rate	2.89%		0.98%	0.29%
Life of Warrants	5 years
Life Of Warrants			5 years
Exercise Price			$ 9.00	$ 6.00